INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Feb. 28, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible assets, net

	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
	JPY	JPY	US$
	(In thousands)
Software	110,942	254,493	1,631
Customer relationships	181,482	181,482	1,163
Subtotal	292,424	435,975	2,794
Less: accumulated amortization	(204,656)	(229,055)	(1,468)
Intangible assets, net	87,768	206,920	1,326